Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129654
Shareholder Report [Line Items]
Fund Name	Target 2005 Fund
Class Name	Investor Class
Trading Symbol	TRARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2005 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2005 Fund - Investor Class	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Retirement Income Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,328	10,232	10,249
2016	10,178	9,908	10,113
2017	10,559	10,008	10,394
2017	10,818	10,158	10,587
2017	11,019	10,283	10,754
2017	11,230	10,227	10,989
2018	11,264	10,059	11,001
2018	11,264	10,120	11,056
2018	11,432	10,175	11,247
2018	11,145	10,089	10,986
2019	11,487	10,378	11,245
2019	11,642	10,768	11,382
2019	12,075	11,210	11,801
2019	12,343	11,178	12,085
2020	12,326	11,590	12,038
2020	12,284	11,781	12,186
2020	13,169	11,936	12,786
2020	13,585	11,992	13,095
2021	14,010	11,750	13,264
2021	14,523	11,734	13,610
2021	14,869	11,925	13,916
2021	14,701	11,854	13,811
2022	14,324	11,440	13,458
2022	13,648	10,769	12,844
2022	13,232	10,552	12,509
2022	13,256	10,332	12,568
2023	13,281	10,328	12,647
2023	13,474	10,538	12,869
2023	13,757	10,426	13,102
2023	13,886	10,454	13,207
2024	14,561	10,671	13,803
2024	14,840	10,676	14,022
2024	15,438	11,187	14,681
2024	15,717	11,173	14,842
2025	15,822	11,291	14,971
2025	15,918	11,258	15,131
2025	16,553	11,538	15,775
2025	16,980	11,809	16,253
2026	17,513	11,998	16,737
2026	17,791	11,836	17,036

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2005 Fund (Investor Class)	11.76%	4.14%	5.93%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date Retirement Income Index (Strategy Benchmark)	12.59	4.59	5.47

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 46,772,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 180,000
InvestmentCompanyPortfolioTurnover	29.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$46,772 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	46.8%
Domestic Equity Funds	24.8
International Bond Funds	18.3
International Equity Funds	8.8
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	19.4
T. Rowe Price International Bond Fund (USD Hedged)	7.4
T. Rowe Price Growth Stock Fund	5.3
T. Rowe Price Value Fund	5.1
T. Rowe Price Dynamic Global Bond Fund	4.5
T. Rowe Price Emerging Markets Bond Fund	4.5
T. Rowe Price High Yield Fund	3.4
T. Rowe Price Hedged Equity Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129655
Shareholder Report [Line Items]
Fund Name	Target 2005 Fund
Class Name	Advisor Class
Trading Symbol	PANRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2005 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2005 Fund - Advisor Class	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Retirement Income Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,319	10,232	10,249
2016	10,159	9,908	10,113
2017	10,530	10,008	10,394
2017	10,779	10,158	10,587
2017	10,970	10,283	10,754
2017	11,171	10,227	10,989
2018	11,204	10,059	11,001
2018	11,194	10,120	11,056
2018	11,361	10,175	11,247
2018	11,076	10,089	10,986
2019	11,404	10,378	11,245
2019	11,557	10,768	11,382
2019	11,965	11,210	11,801
2019	12,230	11,178	12,085
2020	12,204	11,590	12,038
2020	12,152	11,781	12,186
2020	13,015	11,936	12,786
2020	13,426	11,992	13,095
2021	13,845	11,750	13,264
2021	14,338	11,734	13,610
2021	14,667	11,925	13,916
2021	14,502	11,854	13,811
2022	14,112	11,440	13,458
2022	13,449	10,769	12,844
2022	13,019	10,552	12,509
2022	13,042	10,332	12,568
2023	13,058	10,328	12,647
2023	13,234	10,538	12,869
2023	13,511	10,426	13,102
2023	13,624	10,454	13,207
2024	14,285	10,671	13,803
2024	14,544	10,676	14,022
2024	15,126	11,187	14,681
2024	15,384	11,173	14,842
2025	15,477	11,291	14,971
2025	15,557	11,258	15,131
2025	16,169	11,538	15,775
2025	16,582	11,809	16,253
2026	17,090	11,998	16,737
2026	17,358	11,836	17,036

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2005 Fund (Advisor Class)	11.58%	3.90%	5.67%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date Retirement Income Index (Strategy Benchmark)	12.59	4.59	5.47

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 46,772,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 180,000
InvestmentCompanyPortfolioTurnover	29.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$46,772 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	46.8%
Domestic Equity Funds	24.8
International Bond Funds	18.3
International Equity Funds	8.8
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	19.4
T. Rowe Price International Bond Fund (USD Hedged)	7.4
T. Rowe Price Growth Stock Fund	5.3
T. Rowe Price Value Fund	5.1
T. Rowe Price Dynamic Global Bond Fund	4.5
T. Rowe Price Emerging Markets Bond Fund	4.5
T. Rowe Price High Yield Fund	3.4
T. Rowe Price Hedged Equity Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169038
Shareholder Report [Line Items]
Fund Name	Target 2005 Fund
Class Name	I Class
Trading Symbol	TFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2005 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2005 Fund - I Class	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Retirement Income Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	516,401	511,616	512,436
2016	508,903	495,403	505,671
2017	528,455	500,416	519,688
2017	540,923	507,893	529,362
2017	550,994	514,136	537,707
2017	561,544	511,326	549,432
2018	563,702	502,944	550,061
2018	563,702	505,990	552,788
2018	572,594	508,741	562,370
2018	558,267	504,464	549,322
2019	575,403	518,886	562,275
2019	583,667	538,376	569,093
2019	605,361	560,492	590,031
2019	619,307	558,902	604,235
2020	618,474	579,506	601,880
2020	616,338	589,067	609,301
2020	661,201	596,775	639,318
2020	682,565	599,611	654,754
2021	703,860	587,524	663,217
2021	730,115	586,682	680,514
2021	747,991	596,272	695,799
2021	740,170	592,695	690,562
2022	720,721	571,989	672,885
2022	687,365	538,444	642,211
2022	666,518	527,606	625,459
2022	668,305	516,596	628,405
2023	669,269	516,381	632,375
2023	678,997	526,907	643,435
2023	693,913	521,310	655,124
2023	701,047	522,690	660,357
2024	735,032	533,562	690,142
2024	749,103	533,786	701,108
2024	779,924	559,349	734,050
2024	793,995	558,625	742,086
2025	799,519	564,552	748,542
2025	805,091	562,924	756,539
2025	837,127	576,891	788,743
2025	859,413	590,474	812,657
2026	886,244	599,896	836,859
2026	901,027	591,821	851,777

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2005 Fund (I Class)	11.92%	4.30%	6.07%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date Retirement Income Index (Strategy Benchmark)	12.59	4.59	5.47

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 46,772,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 180,000
InvestmentCompanyPortfolioTurnover	29.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$46,772 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	46.8%
Domestic Equity Funds	24.8
International Bond Funds	18.3
International Equity Funds	8.8
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	19.4
T. Rowe Price International Bond Fund (USD Hedged)	7.4
T. Rowe Price Growth Stock Fund	5.3
T. Rowe Price Value Fund	5.1
T. Rowe Price Dynamic Global Bond Fund	4.5
T. Rowe Price Emerging Markets Bond Fund	4.5
T. Rowe Price High Yield Fund	3.4
T. Rowe Price Hedged Equity Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless